To Our Shareholders                                            October 31, 1997

We are pleased to present MassMutual Corporate Investors' report for the first nine months of 1997.

The Trustees declared a dividend of $.75 per share payable on November 14, 1997 to shareholders of record on October 31, 1997. This is the third consecutive increase to the quarterly dividend. A dividend of $.73 was paid in the preceding quarter. This increase in the dividend is attributable to higher quarterly net investment income of $3,378,460 versus $3,066,951 a quarter ago.

The net assets of the Trust hit another all time high of $49.03 per share at September 30, 1997 versus $45.54 per share on June 30. This translated into a 9.38% return for the third quarter, based on change in net assets with reinvestment of dividends. This outpaced both the S&P Industrial Stock Index and Lehman Brothers Government/Corporate Index, which were up 6.71% and 3.50% respectively. For the first nine months of the year, the Trust's total return, as measured by change in net assets with reinvestment of dividends was 25.19% compared to 6.33% for the Lehman Government/Corporate and 29.02% for the S&P Industrial Stock Index. For the third quarter ended September 30, 1997, the results in the Lipper Closed End Funds Performance Analysis*, which classifies the Trust in the General Bond Funds category, ranked the Trust's performance number one for the 3 month, year to date, 1, 5, 10, and 15 year periods.

Golden Bear Acquisition Corp.; Lloyd's Barbecue Company; N2K, Inc.; Process Chemicals, LLC; and TACC International Corporation are five new private placement investments made during the quarter. Golden Bear manufactures asphalt and specialty lubricating and processing oils and Lloyd's manufactures and markets packaged barbecue meats and related products. In both cases buyout sponsors with whom we have solid relationships made investments alongside ours. N2K is one of the first music companies to successfully merge online technology with original music and entertainment content. We provided financing in the form of a bridge loan with warrants to provide growth capital until an initial public offering was achieved. On October 19, 1997, N2K had it's initial public offering and was able to repay our loan leaving us with warrants with a nice unrealized gain. TACC International Corporation is a leading domestic manufacturer of adhesives and sealants to which we provided financing for two acquisitions. Process Chemicals was formed by a buyout group as a platform company to acquire specialty chemical and mineral companies. All of these investments allow us to participate in the long term growth of the companies via their equity features while providing a weighted average coupon on their fixed
income components of approximately 12.8%.   For a more complete description of
our investments in these companies, see the Schedule of Investments section of this report.

The Trust realized over $5.8 million (or $1.38 per share) in net capital gains during the quarter. $1.4 million (or $.34 per share) came from the partial sale of Exide Electronics common stock. Over half of the position of this private placement investment had been sold at quarter end. On the public securities side, we sold our remaining position of SFX Broadcasting realizing a gain of $1.1 million. While our realized gains for the third quarter were not as substantial as the second quarter, our total net gains for the first nine months of the year amounted to $25,916,624 or $6.09 per share of which $4,707,314 or $1.11 per share represents net short term gains. Net shortterm gains are distributed to shareholders each year.

The Trustees and management appreciate the continued interest and support of the shareholders of Corporate Investors. We invite you to visit our new internet site www.massmutual.com/mci.

                                                   Sincerely,

                                                   /s/ Stuart H. Reese

                                                   Stuart H. Reese
                                                   President
* Source: Lipper Analytical Services

Statement of Assets and Liabilities               MassMutual Corporate Investors

September 30, 1997 and 1996
(Unaudited)


                                                                                                1997         1996
                                                                                            ------------  ------------
Assets:
Investments (Notes 2A, 2B and 5)
 (See Schedule of Investments)
Corporate restricted securities at fair value
 (Cost 1997 - $165,771,465; 1996 - $126,197,688)                                            $179,888,968  $134,003,508
Corporate public securities at market value
 (Cost 1997 - $40,995,454; 1996 - $63,209,864)                                                45,966,639    65,961,287
Short term securities at cost plus earned discount which
 approximates market value                                                                            --       155,000
                                                                                            ------------  ------------
                                                                                             225,855,607   200,119,795
Cash                                                                                                  --     1,831,281
Interest and dividends receivable, net                                                         3,988,779     3,798,623
Receivable for investments sold                                                                3,855,606       990,381
Other assets                                                                                       4,043         4,043
                                                                                            ------------  ------------
  Total assets                                                                              $233,704,035  $206,744,123
                                                                                            ============  ============

Liabilities:
Payable for investments purchased                                                           $  3,941,700  $  3,606,982
Management fee payable (Note 3)                                                                  782,593       683,193
Note payable (Note 4)                                                                         20,000,000    20,000,000
Interest payable (Note 4)                                                                        136,211       136,211
Accrued expenses                                                                                  95,715       132,909
Other liabilities                                                                                 56,444            --
                                                                                            ------------  ------------
  Total liabilities                                                                           25,012,663    24,559,295
                                                                                            ------------  ------------
Net Assets:
Common shares, par value $1.00 per share;
 an unlimited number authorized                                                                4,256,724     4,256,724
Additional paid in capital                                                                    98,590,717    98,590,717
Retained net realized gain on investments, prior years                                        57,447,542    45,926,213
Undistributed net investment income (Note 2D)                                                  3,391,077     2,807,740
Undistributed net realized gain on investments                                                25,916,624    20,046,191
Net unrealized appreciation of investments (Notes 2A, 2B and 5)                               19,088,688    10,557,243
                                                                                            ------------  ------------

  Total net assets                                                                           208,691,372   182,184,828
                                                                                            ------------  ------------

  Total liabilities and net assets                                                          $233,704,035  $206,744,123
                                                                                            ============  ============
Common shares issued and outstanding                                                           4,256,724     4,256,724
                                                                                            ============  ============
Net asset value per share                                                                   $      49.03  $      42.80
                                                                                            ============  ============


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
2

Statement of Operations                           MassMutual Corporate Investors

For the nine months ended September 30, 1997 and 1996
(Unaudited)


                                                                               1997          1996
                                                                            ------------  ------------
Investment Income (Note 2B):
Interest                                                                    $ 12,240,028  $ 11,334,011
Dividends                                                                        471,483       239,627
                                                                            ------------  ------------
  Total income                                                                12,711,511    11,573,638
                                                                            ------------  ------------

Expenses:
Management fee (Note 3)                                                        2,180,847     1,997,349
Trustees' fees and expenses                                                       80,467        74,374
Transfer Agent/Registrar's expenses                                               64,706        86,901
Interest (Note 4)                                                                799,500       799,500
Reports to shareholders                                                           20,520        25,560
Audit and legal                                                                   42,294        25,277
Other                                                                             20,207        21,076
                                                                            ------------  ------------
  Total expenses                                                               3,208,541     3,030,037
                                                                            ------------  ------------

Net investment income                                                          9,502,970     8,543,601
                                                                            ------------  ------------


Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                              25,916,624    20,046,191
Net change in unrealized appreciation/depreciation of investments              7,132,248    (9,008,594)
                                                                            ------------  ------------
  Net gain on investments                                                     33,048,872    11,037,597
                                                                            ------------  ------------
Net increase in net assets resulting from operations                        $ 42,551,842  $ 19,581,198
                                                                            ============  ============


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

Statement of Cash Flows                           MassMutual Corporate Investors

For the nine months ended September 30, 1997 and 1996
(Unaudited)


                                                                                                    1997           1996
                                                                                                ------------   ------------
Net increase (decrease) in cash:
Cash flows from operating activities:
 Interest and dividends received                                                                $ 11,335,499   $ 10,917,615
 Interest expense paid                                                                              (799,500)      (799,500)
 Operating expenses paid                                                                          (2,251,470)    (2,183,309)
 Federal income tax paid                                                                          (6,210,942)    (1,984,882)
                                                                                                ------------   ------------
    Net cash provided by operating activities                                                      2,073,587      5,949,924
                                                                                                ------------   ------------

Cash flows from investing activities:
 Change in short-term portfolio securities, net                                                      920,211      3,144,402
 Purchase of portfolio securities                                                               (100,117,322)   (88,363,740)
 Proceeds from disposition of portfolio securities                                               109,640,091     91,430,703
                                                                                                ------------   ------------
    Net cash provided by investing activities                                                     10,442,980      6,211,365
                                                                                                ------------   ------------
    Net cash provided by operating and investing activities                                       12,516,567     12,161,289
                                                                                                ------------   ------------

Cash flows from financing activities:
 Cash dividends paid from net investment income                                                   (8,684,884)    (8,711,848)
 Cash dividends paid from net realized gain on investments                                        (3,915,019)    (4,143,459)
                                                                                                ------------   ------------
    Net cash used for financing activities                                                       (12,599,903)   (12,855,307)
                                                                                                ------------   ------------

Net decrease in cash                                                                                 (83,336)      (694,018)

Cash - beginning of year                                                                              83,336      2,525,299
                                                                                                ------------   ------------
Cash - end of period                                                                            $         --   $  1,831,281
                                                                                                ============   ============

Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                                            $ 42,551,842   $ 19,581,198
                                                                                                ------------   ------------

 Increase in investments                                                                         (23,369,542)    (4,933,738)
 Increase in interest and dividends receivable, net                                                 (972,378)       (36,056)
 (Increase) decrease in receivable for investments sold                                           (3,173,072)       200,105
 Increase in other assets                                                                             (4,043)        (4,043)
 Increase (decrease) in payable for investments purchased                                          3,593,575       (708,523)
 Increase in management fee payable                                                                  136,583         51,082
 Decrease in accrued expenses                                                                        (35,456)        (3,854)
 Decrease in accrued taxes                                                                        (6,210,942)    (1,984,882)
                                                                                                ------------   ------------

    Total adjustments to net assets from operations                                              (30,035,275)    (7,419,909)
                                                                                                ------------   ------------

    Net cash provided by operating and investing activities                                     $ 12,516,567   $ 12,161,289
                                                                                                ============   ============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
4

STATEMENT OF CHANGES IN NET ASSETS                MASSMUTUAL CORPORATE INVESTORS

For the nine months ended September 30, 1997 and 1996
(Unaudited)

                                                                    1997           1996
                                                                ------------   ------------
Increase (decrease) in net assets:
Operations:
 Net investment income                                          $  9,502,970   $  8,543,601
 Net realized gain on investments                                 25,916,624     20,046,191
 Net change in unrealized appreciation/depreciation
  of investments                                                   7,132,248     (9,008,594)
                                                                ------------   ------------
 Net increase in net assets resulting from operations             42,551,842     19,581,198

 Dividends to shareholders from:
  Net investment income (1997-$1.44 per share;
   1996-$1.40 per share)                                          (6,129,683)    (5,959,414)
                                                                ------------   ------------

    Total increase                                                36,422,159     13,621,784

Net Assets, beginning of year                                    172,269,213    168,563,044
                                                                ------------   ------------
Net Assets, end of period (including undistributed net
 investment income in 1997 - $3,391,077;
 1996 - $2,807,740)                                             $208,691,372   $182,184,828
                                                                ============   ============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA                           MASSMUTUAL CORPORATE INVESTORS

Selected data for each common share outstanding for the periods ended:

                                                       For the
                                                     nine months      For the
                                                    ended 9/30/97   year ended
                                                     (Unaudited)     12/31/96
                                                    -------------   ----------
Net asset value:
 Beginning of year                                     $    40.47   $    39.60
                                                       ----------   ----------
Net investment income                                        2.23         2.65
Net realized and unrealized gain on investments              7.77         1.84
                                                       ----------   ----------
Total from investment operations                            10.00         4.49
                                                       ----------   ----------
Dividends from net investment income to common
 shareholders                                               (1.44)       (2.70)
Distributions from net realized gain on
 investments to common shareholders                            --         (.92)
                                                       ----------   ----------
Total distributions                                         (1.44)       (3.62)
                                                       ----------   ----------
Net asset value:
 End of period                                         $    49.03   $    40.47
                                                       ==========   ==========
Per share market value:
 End of period                                         $    42.00   $    38.50
                                                       ==========   ==========
Total investment return:
 Market value                                               13.02%*      22.44%
 Net asset value                                            25.19%*      15.42%

Net assets (in millions):
 End of period                                         $   208.69   $   172.27

Ratio of operating expenses to average net assets            1.29%*       1.70%

Ratio of interest expenses to average net assets              .43%*        .61%

Ratio of total expenses to average net assets                1.72%*       2.31%

Ratio of net investment income to average net assets         5.11%*       6.44%

Portfolio turnover                                          50.96%*      64.89%

*Percentages represent results for the period and are not annualized.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
6

SCHEDULE OF INVESTMENTS                           MASSMUTUAL CORPORATE INVESTORS

September 30, 1997
(Unaudited)


                                                       Shares, Units,
                                                        Warrants or                   Fair Value                 Fair Value
                                                         Principal     Acquisition  at Acquisition     Cost      at 9/30/97
Corporate Restricted Securities - 72.03%: (A)              Amount         Date           Date       (Note 2B)    (Note 2A)
                                                       --------------  -----------  --------------  ---------    ----------
AccTech, LLC
A designer and marketer of specialized cleaning
products.
  Senior Floating Rate Revolving Credit Note               $  460,920     10/31/96      $  460,920  $  460,920   $  440,178
  due 2002
  Senior Secured Series A Floating Rate Note               $  750,500     10/31/96         739,250     750,500      727,234
  due 2002
  10.1% Senior Secured Series A Note due 2002              $1,125,750     10/31/96       1,096,931   1,125,750    1,096,593
  12% Senior Secured Series B Note due 2004                $1,098,000     10/31/96       1,155,206     997,011    1,141,481
  Membership Interests (B)                                     5 int.     10/31/96         264,080     332,000      264,080
  Warrant, exercisable until 2004, to purchase                 3 int.     10/31/96              --     109,800           --
  Membership Interests at $.01 per interest (B)
                                                                                        ----------  ----------   ----------
                                                                                         3,716,387   3,775,981    3,669,566
                                                                                        ----------  ----------   ----------

American Exploration Company - A.S.E.
An independent oil and gas company engaged
principally in the acquisition, development and
management of oil and gas properties.
  11% Senior Subordinated Note due 2004                    $3,000,000     12/27/91       2,964,600   2,961,288    3,197,100
  Warrant, exercisable until 2004, to purchase           103,342 shs.     12/27/91          49,714      38,712      499,452
  common stock at $15.53 per share (B)
                                                                                        ----------  ----------   ----------
                                                                                         3,014,314   3,000,000    3,696,552
                                                                                        ----------  ----------   ----------
Ammirati & Puris, Inc.
An advertising agency that specializes in
representing a limited number of large and high
quality clients.
  14% Senior Secured Note due 1998                         $1,166,667     11/23/93       1,142,867   1,166,667    1,212,867
                                                                                        ----------  ----------   ----------

Associated Vintage Group, Inc.
A provider of custom wine production services in
the United States.
  11% Senior Subordinated Note due 2005                    $3,335,000      3/19/97       3,274,636   3,169,968    3,364,681
  Common Stock (B)                                        31,350 shs.      3/19/97         123,750     165,000      123,738
  Warrant, exercisable until 2005, to purchase            94,107 shs.      3/19/97          94,107     173,346       94,107
  common stock at $.01 per share (B)
                                                                                        ----------  ----------   ----------
                                                                                         3,492,493   3,508,314    3,582,526
                                                                                        ----------  ----------   ----------

BP Prudhoe Bay Royalty Trust - N.Y.S.E.
A trust which shares in the production of petroleum
from the Alaskan North Slope.
  Beneficial Interests                                    26,180 uts.      2/28/89         654,500     392,855      472,876
                                                                                        ----------  ----------   ----------

Budget Group, The - O.T.C.
An operator of Budget Rent-A-Car franchises, retail
used car sales facilities and van pool territories.
  7% Convertible Subordinated Note due                     $2,000,000     12/18/96       1,798,440   2,000,000    3,083,600
  2003, convertible into common stock at                                                ----------  ----------   ----------
  $20.16 per share

C&K Manufacturing and Sales Company
A manufacturer and distributor of branded
packaging and supply products.
  Senior Secured Floating Rate Revolving                   $  651,700      8/29/96         651,700     651,700      617,486
  Credit Facility due 2002
  Senior Secured Series A Floating Rate Term               $2,343,234      8/29/96       2,318,161   2,343,234    2,245,287
  Note due 2002
  12% Series B Term Note due 2004                          $  533,000      8/29/96         524,738     508,574      512,959
  Membership Interests (B)                                   266 int.      8/29/96         212,800     262,840      212,800
  Warrant, exercisable until 2004, to purchase 73             16 int.      8/29/96               1      26,650           --
  Membership Interests at $.01 per interest (B)
                                                                                        ----------  ----------   ----------
                                                                                         3,707,400   3,792,998    3,588,532
                                                                                        ----------  ----------   ----------

--------------------------------------------------------------------------------

September 30, 1997
(Unaudited)

                                                        Shares, Units,
                                                         Warrants or                   Fair Value                 Fair Value
                                                          Principal     Acquisition  at Acquisition     Cost      at 9/30/97
Corporate Restricted Securities:  (A) (Continued)           Amount         Date           Date       (Note 2B)    (Note 2A)
                                                        -------------   -----------  --------------  ---------    ----------
Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle
products for both the retail and food service
markets.
  Senior Secured Floating Rate Revolving                   $   216,216      9/29/95      $  216,216  $  216,216   $  214,854
  Credit Note due 2000
  10% Senior Secured Term Note due 2004                    $ 1,513,512      9/29/95       1,513,512   1,513,512    1,505,188
  11.5% Senior Subordinated Note due 2004                  $   945,945      9/29/95         895,706     904,164      943,769
  8% Junior Subordinated Convertible Note                  $   108,108      9/29/95         108,108     108,108      194,908
  due 2004, convertible into partnership points
  at $1,388.89 per point
  Warrant, exercisable until 2006, to purchase                 39 pts.      9/29/95          50,261      50,261       91,364
  partnership points at $.01 per point (B)                                               ----------  ----------   ----------

                                                                                          2,783,803   2,792,261    2,950,083
                                                                                         ----------  ----------   ----------

Catalina Lighting, Inc. -- N.Y.S.E.
A designer, importer and distributor of residential
and office lighting fixtures.
  8% Convertible Subordinated Note due                     $ 1,500,000      3/31/94       1,420,050   1,500,000    1,378,500
  2002, convertible into common stock at $7.31                                           ----------  ----------   ----------
  per share


Classic Sports, Inc.
A cable sports television network.
  Convertible Preferred Stock, convertible into               644 shs.            *         544,444     304,121      918,32
  common stock at $1,000 per share (B)                                                   ----------  ----------   ----------


Coast Distribution System, The -- A.S.E.
A wholesale distributor of recreational vehicle and
marine parts and accessories.
  11.2% Senior Subordinated Secured Note                   $   233,400      6/26/89         240,845     233,400      232,980
  due 1999
  Common Stock (B)                                        108,646 shs.      6/27/85         560,613     568,101      399,927
                                                                                         ----------  ----------   ----------
                                                                                            801,458     801,501      632,907
                                                                                         ----------  ----------   ----------

Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use.
  Senior Secured Floating Rate Revolving                    $  146,110      12/8/95         146,110     146,110      146,110
  Credit Notes due 2000
  10.75% Senior Secured Term Note due 2003                  $1,214,205      12/8/95       1,226,772   1,214,205    1,215,541
  12% Senior Subordinated Note due 2005                     $  800,575      12/8/95         803,858     760,912      793,770
  Common Stock (B)                                        184,560 shs.      12/8/95         138,420     184,560      138,420
  Warrant, exercisable until 2005, to purchase            138,420 shs.      12/8/95           1,384      50,853        1,384
  common stock at $.01 per share (B)                                                     ----------  ----------   ----------

                                                                                          2,316,544   2,356,640    2,295,225
                                                                                         ----------  ----------   ----------

Control Devices, Inc. -- O.T.C.
A producer of high quality electromechanical circuit
protector devices and photo-optic sensors.
  Common Stock (B)                                        174,200 shs.           **          26,242      26,242    2,351,704
                                                                                         ----------  ----------   ----------

D&K Healthcare Resources, Inc. -- OTC
A wholesale pharmaceutical
  distribution company.
  11% Subordinated Note due 1997                            $ 541,667       12/29/87        495,842     541,667      541,72
  11% Convertible Subordinated Note due                     $ 875,000       12/29/87        956,113     875,000    1,777,125
  1997, convertible into common stock at $3.30
  per share
                                                                                         ----------  ----------   ----------
                                                                                          1,451,955   1,416,667    2,318,846
                                                                                         ----------  ----------   ----------

 * 4/18/95 and 6/3/96.
** 7/29/94 and 10/8/96.

--------------------------------------------------------------------------------
8

September 30, 1997
(Unaudited)


                                                         Shares, Units,
                                                          Warrants or                   Fair Value    Fair Value
                                                           Principal     Acquisition  at Acquisition     Cost      at 9/30/97
Corporate Restricted Securities:  (A) (Continued)            Amount         Date           Date       (Note 2B)    (Note 2A)
                                                         --------------  -----------  --------------  ---------    ----------
Delta Beverage Group, Inc.
A Pepsi soft drink bottler.
 Common Stock (B)                                              966 shs.       3/8/88      $  181,486  $2,006,380   $  181,486
                                                                                          ----------  ----------   ----------

Diversco, Inc.
A contract provider of janitorial and equipment
maintenance services and temporary production
labor to industrial customers.
 Senior Floating Rate Term Note due 2002                    $   432,957     10/24/96         430,316     432,957      430,836
 10.16% Senior Term Note due 2002                           $ 1,298,871     10/24/96       1,300,429   1,298,871    1,319,004
 12% Senior Subordinated Note due 2003                      $ 1,249,000     10/24/96       1,277,852   1,115,167    1,309,202
 Membership Interests (B)                                    2,992 int.     10/24/96         224,393     305,190      224,392
 Warrant, exercisable to 2003, to purchase                   1,791 int.     10/24/96              18     147,609           18
 Membership Interests at $.01 per interest (B)
                                                                                          ----------  ----------   ----------
                                                                                           3,233,008   3,299,794    3,283,452
                                                                                          ----------  ----------   ----------

Eagle Pacific Industries, Inc. -- O.T.C.
An extruder of small and medium diameter plastic
pipe and tubing in the United States.
 8% Redeemable Convertible Preferred Stock,                  3,300 shs.       5/9/97       3,286,140   3,300,000    3,401,640
 convertible into common stock at $4.26 per share                                         ----------  ----------   ----------


Elgin National Industries, Inc.
An operator in the specialty fastener, mineral
processing equipment, engineering, construction
and electrical distribution industries.
 13% Senior Subordinated Note due 2001                      $ 2,000,000      9/24/93       1,943,216   1,983,218    2,030,000
 10% Preferred Stock                                         2,339 shs.      9/24/93         176,964     233,925      202,883
 Common Stock (B)                                              161 shs.      9/24/93          16,075      16,075       92,117
 Warrant, exercisable from 1998 until 2001, to                 168 shs.      9/24/93              17      16,782       96,271
 purchase common stock at $.01 per share (B)
                                                                                          ----------  ----------   ----------
                                                                                           2,136,272   2,250,000    2,421,271
                                                                                          ----------  ----------   ----------

Exide Electronics Group, Inc. -- O.T.C.
A manufacturer and servicer of uninterruptible
power systems.
 Common Stock (B)                                           90,658 shs.       9/2/92       1,174,895   1,185,804    1,959,387
                                                                                          ----------  ----------   ----------

Fleming Acquisition Corporation
A supplier of highquality, premium printed labels for
distilled spirits, wine, food and household products.
 Common Stock (B)                                              545 shs.      4/28/95       1,231,111     272,500       20,511
 Warrant, exercisable until 2005, to purchase                  380 shs.      4/28/95          98,235     170,455       14,289
 common stock at $.01 per share (B)
 Incentive Warrant, exercisable from 1998                       19 shs.      4/28/95           3,308       2,273          722
 until 2000, to purchase common stock at $.01
 per share (B)
                                                                                          ----------  ----------   ----------
                                                                                           1,332,654     445,228       35,522
                                                                                          ----------  ----------   ----------

Golden Bear Acquisition Corp.
A manufacturer of asphalt and specialty lubricating
and processing oils.
 17% Senior Subordinated Note due 2005                     $  3,111,000      7/18/97       3,140,866   3,042,034    3,149,576
 12% Preferred Stock                                           311 shs.      7/18/97         314,907     311,111      316,110
 Common Stock (B)                                           14,000 shs.      7/18/97          58,380      77,840       58,380
 Warrant, exercisable until 2007, to purchase               23,333 shs.      7/18/97             233      69,999          233
 common stock at $.01 per share (B)
 Warrant, exercisable until 2010, to purchase               17,111 shs.      7/18/97             171          --          171
 common stock at $.01 per share (B)
                                                                                          ----------  ----------   ----------
                                                                                           3,514,557   3,500,984    3,524,470
                                                                                          ----------  ----------   ----------

--------------------------------------------------------------------------------

September 30, 1997
(Unaudited)

                                                      Shares, Units,
                                                       Warrants or                   Fair Value                 Fair Value
                                                        Principal     Acquisition  at Acquisition     Cost      at 9/30/97
Corporate Restricted Securities:  (A) (Continued)         Amount         Date           Date       (Note 2B)    (Note 2A)
                                                      --------------  -----------  --------------  ---------    ----------
Hardy Oil & Gas USA, Inc.
Engages in exploration and development of oil
and gas reserves.
 8.46% Guaranteed Senior Note due 2004                $    3,000,000      1/11/95      $2,904,300  $3,000,000   $3,082,800
 Warrant, exercisable until 2005, to purchase           272,934 shs.      1/11/95          27,000          --      515,845
 common stock at (pounds)1.84 per share (B)                                        --------------  ----------   ----------
                                                                                        2,931,300   3,000,000    3,598,645
                                                                                   --------------  ----------   ----------
Hartzell Manufacturing, Inc.
A provider of contract engineering, manufacturing,
and assembly services for a variety of industrial
manufacturing companies.
 12.5% Senior Subordinated note due 2005              $    2,626,300      4/18/97       2,659,129   2,322,274    2,742,645
 Common Stock (B)                                        70,968 shs.      4/18/97         601,074     801,438      601,096
 Warrant, exercisable until 2005, to purchase            33,379 shs.      4/18/97           3,338     315,156        3,338
 common stock at $.01 per share (B)                                                --------------  ----------   ----------
                                                                                        3,263,541   3,438,868    3,347,079
                                                                                   --------------  ----------   ----------
Hein-Werner Corp. -- A.S.E.
A manufacturer of automotive service and collision
repair equipment and hydraulic cylinders.
 Warrant, exercisable until 1999, to purchase            59,713 shs.       9/3/96              --          --       64,252
 common stock at $6.28 per share (B)                                               --------------  ----------   ----------

Highland Homes Holdings, Inc.
A single family home builder operating in the
Dallas-Fort Worth and Atlanta areas.
 12.75% Senior Note due 1999                          $    2,250,000     11/18/93       2,227,725   2,219,324    2,330,100
 Warrant, exercisable until 2001, to purchase                10 shs.     11/18/93               1      20,451       36,193
 common stock at $17,897.31 per share (B)                                          --------------  ----------   ----------
                                                                                        2,227,726   2,239,775    2,366,293
                                                                                   --------------  ----------   ----------
Hudson River Capital, LLC
Acquires controlling or substantial interests in
manufacturing and marketing entities.
 Series A Preferred Units (B)                            88,730 uts.      7/21/94         787,309     887,304      842,939
                                                                                   --------------  ----------   ----------
Hussey Seating Company
A manufacturer of spectator seating products.
 Senior Secured Floating Rate Revolving               $      337,500      6/12/96         334,192     337,500      334,766
 Note due 2003
 Senior Secured Floating Rate Note due 2003           $      789,130      6/12/96         781,318     789,130      789,130
 10% Senior Secured Note due 2003                     $      860,870      6/12/96         838,143     860,870      854,069
 12% Subordinated Secured Note due 2006               $    1,350,000      6/12/96       1,327,320   1,143,333    1,393,065
 Warrant, exercisable until 2006, to purchase             3,553 shs.      6/12/96              36     225,000           36
 common stock at $.01 per share (B)                                                --------------  ----------   ----------
                                                                                        3,281,009   3,355,833    3,371,066
                                                                                   --------------  ----------   ----------
Intermetrics, Inc.
A provider of software systems, services and
products to a variety of information technology
users.
 Senior Floating Rate Revolving Credit Note           $      240,000      5/30/97         240,000     240,000      240,000
 due 2001
 Senior Floating Rate Revolving Term Note             $    1,332,143      8/31/95       1,320,881   1,332,143    1,332,143
 due 2002
 13% Senior Subordinated Note due 2002                $      799,318      8/31/95         813,520     715,613      836,486
 Class A Common Stock (B)                                 2,941 shs.      8/31/95          13,789      18,384          365
 Class B Common Stock (B)                                 8,134 shs.      8/31/95          38,173      50,837        1,007
 Warrant, exercisable until 2007 to purchase             21,176 shs.      8/31/95           2,118     104,000        2,456
 Class D common stock at $.01 per share (B)                                        --------------  ----------   ----------
                                                                                        2,428,481   2,460,977    2,412,457
                                                                                   --------------  ----------   ----------

--------------------------------------------------------------------------------
10

September 30, 1997
(Unaudited)

                                                         Shares, Units,
                                                          Warrants or                   Fair Value                 Fair Value
                                                           Principal     Acquisition  at Acquisition     Cost      at 9/30/97
Corporate Restricted Securities:  (A) (Continued)            Amount         Date           Date       (Note 2B)    (Note 2A)
                                                         --------------  -----------  --------------  ---------    ----------
Jackson Products, Inc.
Manufactures and distributes a variety of industrial
and highway safety products.
 12.25% Senior Subordinated Note due 2004                 $   1,971,000      8/16/95      $1,971,000  $1,933,433   $2,011,011
 13.25% Cumulative Exchangeable Preferred Stock                 99 shs.      8/16/95         985,500     823,332      840,951
 Common Stock (B)                                              434 shs.      8/16/95          43,426      43,426       39,083
 Warrant, exercisable until 2005, to purchase                1,999 shs.      8/16/95         199,735     199,735        1,999
 common stock at $.01 per share (B)                                                   --------------  ----------   ----------
                                                                                           3,199,661   2,999,926    2,893,044
                                                                                      --------------  ----------   ----------
Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare markets.
 13% Senior Subordinated Note due 2004                    $   3,333,000      12/2/96       3,383,995   3,031,298    3,387,661
 Warrant, exercisable until 2004, to purchase               57,418 shs.      12/2/96          57,418     333,300       72,576
 common stock at $.01 per share (B)                                                   --------------  ----------   ----------
                                                                                           3,441,413   3,364,598    3,460,237
                                                                                      --------------  ----------   ----------
Latin Communications Group
An operator of Spanish language media in North
America.
 Common Stock (B)                                           88,438 shs.            *         628,945     812,504      884,380
                                                                                      --------------  ----------   ----------
Lloyd's Barbecue Company
A manufacturer and marketer of packaged barbecue
meats and related products.
 18% Senior Subordinated Note due 2006                    $   1,627,500      9/30/97       1,627,500   1,627,500    1,965,694
 Membership Interests of LFPI Mainstreet (B)                 1,872 uts.      9/30/97       1,872,500   1,872,500    1,498,000
                                                                                      --------------  ----------   ----------
                                                                                           3,500,000   3,500,000    3,463,694
                                                                                      --------------  ----------   ----------
Maloney Industries, Inc.
Engineers and manufactures process systems for the
oil and gas industry.
 13% Subordinated Note due 2004                           $   2,025,000     10/26/95       2,378,250   2,025,000    2,213,932
 Limited Partnership Interests (B)                             568 uts.     10/20/95         506,250     733,259      585,989
 Warrant, exercisable until 2004 to purchase                   297 uts.     10/26/95             297          --      306,094
 Limited Partnership Interests at $.01 per unit (B)                                   --------------  ----------   ----------
                                                                                           2,884,797   2,758,259    3,106,015
                                                                                      --------------  ----------   ----------
Maxtec International Corp.
A manufacturer and distributor of precision test and
measurement equipment and overhead crane control
systems.
 Senior Floating Rate Revolving Credit                    $     461,538      6/28/95         461,538     461,538      458,031
 Facility due 2001
 Common Stock (B)                                           76,923 shs.      6/28/95         192,115     230,769      173,077
 Warrant, exercisable from 1998 until 2005,  to             39,563 shs.      6/28/95          98,581     171,429       39,563
 purchase common stock at $.01 per share (B)                                          --------------  ----------   ----------
                                                                                             752,234     863,736      670,671
                                                                                      --------------  ----------   ----------
Mercury Computer Systems, Inc.
A designer, manufacturer and marketer of computer
systems.
 Common Stock (B)                                          500,000 shs.     12/21/87       1,487,700   1,500,000    1,512,000
                                                                                      --------------  ----------   ----------
N2K, Inc.
A music entertainment company, which uses the
internet as a global platform for the
promoting and merchandising of music and
related merchandise.
 14% Senior Note due 1998                                 $   1,000,000      8/6/97          993,600   1,000,000      996,600
 Warrant, exercisable until 2004, to purchase               27,778 shs.      8/6/97            1,111          --        1,111
 common stock at $12 per share (B)
                                                                                      --------------  ----------  -----------
                                                                                             994,711   1,000,000      997,711
                                                                                      --------------  ----------  -----------

* 2/14/95, 12/1/95 and 2/27/96.

--------------------------------------------------------------------------------

September 30, 1997
(Unaudited)


                                                        Shares, Units,
                                                         Warrants or                   Fair Value                 Fair Value
                                                          Principal     Acquisition  at Acquisition     Cost      at 9/30/97
Corporate Restricted Securities:  (A) (Continued)           Amount         Date           Date       (Note 2B)    (Note 2A)
                                                        -------------   -----------  --------------  ----------   ----------
NM Holdings LLC
A company created to acquire motion picture film
rights from Twentieth Century Fox.
 10% Senior Note due 2001                               $    1,000,000      6/28/96      $  980,600  $1,000,000   $1,001,500
 12% Subordinated Note due 2001                         $      980,000      6/28/96         982,156     980,000    1,000,384
 Membership Interests                                      20,000 int.      6/28/96          15,000       2,436       15,000
                                                                                         ----------  ----------   ----------
                                                                                          1,977,756   1,982,436    2,016,884
                                                                                         ----------  ----------   ----------
Nu Horizons Electronics Corp. - O.T.C.
A distributor of high technology active and passive
electronic devices.
 8.25% Convertible Subordinated Note due                $    1,411,800      8/31/94       1,425,918   1,411,800    1,502,296
                                                                                         ----------  ----------   ----------
 2002, convertible into common stock at $9
 per share

PAR Acquisition Corp.
A manufacturer of fuel handling systems for nuclear
power plants and hazardous waste.
 14.5% Senior Subordinated Note due 2000                $      833,333       2/5/93         832,000     833,333      856,416
 8% Convertible Preferred Stock due 2001,                  83,333 shs.       2/5/93         166,667     166,667      159,067
 convertible into common stock at $2 per share
 Common Stock (B)                                         133,333 shs.       2/5/93         333,333     333,333      153,600
                                                                                         ----------  ----------   ----------
                                                                                          1,332,000   1,333,333    1,169,083
                                                                                         ----------  ----------   ----------
Pharmaceutical Buyers Inc.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase
of pharmaceutical goods and medical equipment.
 10.5% Senior Secured Note due 2005                     $      817,500     11/30/95         851,917     817,500      854,042
 10.5% Senior Secured Convertible Note due              $      195,000     11/30/95         205,335     195,000      218,712
 2005, convertible into common stock at
 $50,000 per share
 Common Stock (B)                                               7 shs.     11/30/95         253,125     337,500      210,209
                                                                                         ----------  ----------   ----------
                                                                                          1,310,377   1,350,000    1,282,963
                                                                                         ----------  ----------   ----------
Piedmont Holding, Inc.
A general aviation fixed based operator with repair,
maintenance and overhaul certification.
 12% Senior Subordinated Note due 2001                  $    2,171,426      7/15/92       2,189,232   2,171,426    2,251,118
 Senior Redeemable Cumulative Preferred Stock             281,939 shs.      7/15/92         281,939     281,939      281,939
 Common Stock (B)                                           3,771 shs.      7/15/92           2,564       3,771       66,973
 Warrant, exercisable until 2001, to purchase               5,042 shs.      7/15/92           3,227          --       89,344
 common stock at $.05 per share (B)                                                      ----------  ----------   ----------
                                                                                          2,476,962   2,457,136    2,689,374
                                                                                         ----------  ----------   ----------
Plastipak Packaging, Inc.
A manufacturer of plastic containers.
 10.64% Senior Subordinated Note due 2006               $    3,500,000     10/25/96       3,403,750   3,414,588    3,504,900
 Warrant, exercisable until 2006, to purchase                  97 shs.     10/25/96          55,593      93,625       62,195
 common stock at $.01 per share (B)                                                      ----------  ----------   ----------
                                                                                          3,459,343   3,508,213    3,567,095
                                                                                         ----------  ----------   ----------
Precision Dynamics, Inc.

A manufacturer of custom designed solenoid valves
and controls.
 Senior Secured Floating Rate Revolving                 $      635,689      7/22/96         629,395     635,689      630,222
 Credit Facility due 2003
 Senior Secured Floating Rate Term Note due 2003        $    2,902,400      7/22/96       2,873,956   2,902,400    2,879,761
 12% Senior Secured Term Note due 2004                  $      489,000      7/22/96         482,545     399,692      498,633
 8% Preferred Stock                                           232 shs.      7/22/96         220,231     231,822      220,232
 Common Stock (B)                                             599 shs.      7/22/96          21,699      28,978       21,694
 Warrant, exercisable until 2004, to purchase                 322 shs.      7/22/96               3      97,800            3
 common stock at $.01 per share (B)                                                      ----------  ----------   ----------
                                                                                          4,227,829   4,296,381    4,250,545
                                                                                         ----------  ----------   ----------

--------------------------------------------------------------------------------
12

September 30, 1997
(Unaudited)


                                                        Shares, Units,
                                                         Warrants or                   Fair Value                 Fair Value
                                                          Principal     Acquisition  at Acquisition     Cost      at 9/30/97
Corporate Restricted Securities:  (A) (Continued)           Amount         Date           Date       (Note 2B)    (Note 2A)
                                                        --------------  -----------  --------------  ----------   ----------
Process Chemicals, LLC
A platform company used by C3 Chemical Ventures
to acquire specialty chemical and mineral companies.
 6% Redeemable Preferred Membership Interests              20,000 int.      7/31/97      $1,967,600  $2,000,000   $1,951,200
 Common Membership Interests                                    9 int.      7/31/97              23          25           23
                                                                                         ----------  ----------   ----------
                                                                                          1,967,623   2,000,025    1,951,223
                                                                                         ----------  ----------   ----------
Protein Genetics, Inc.
A producer of bovine artificial insemination
products, related breeding and healthcare products
and specialty genetics sold to the dairy and beef
industries.
 11.67% Senior Secured Note due 2004                    $    1,200,000      8/12/94       1,184,160   1,200,000    1,032,240
 11.51% Junior Secured Note due 1999                    $      600,000      8/12/94         587,280     600,000      499,920
 9.8% Redeemable Exchangeable Preferred Stock              10,000 shs.      8/12/94         847,900   1,000,000      425,300
 Common Stock (B)                                           1,492 shs.      8/12/94              15          --           12
                                                                                         ----------  ----------   ----------
                                                                                          2,619,355   2,800,000    1,957,472
                                                                                         ----------  ----------   ----------
RailTex, Inc. -- O.T.C.
An operator of short-line railroads in the Midwest,
West and Canada.
 12% Senior Subordinated Note due 2002                  $    1,500,000      2/16/93       1,599,150   1,500,000    1,665,450
 Common Stock (B)                                          35,500 shs.      2/16/93         340,800     340,800      573,325
                                                                                         ----------  ----------   ----------
                                                                                          1,939,950   1,840,800    2,238,775
                                                                                         ----------  ----------   ----------
Rent-Way, Inc. -- O.T.C.
Operates rent-to-own stores in Ohio, Pennsylvania
and New York.
 10% Convertible Subordinated Note due                  $    2,000,000      7/18/95       1,991,220   2,000,000    3,825,400
 2002, convertible into common stock at $9.94
 per share
 Warrant, exercisable until 2002, to purchase              20,000 shs.      7/18/95             200          --      195,860
 common stock at $9.94 per share (B)
                                                                                         ----------  ----------   ----------
                                                                                          1,991,420   2,000,000    4,021,260
                                                                                         ----------  ----------   ----------
Sequentia, Inc.
A manufacturer and distributor of fiberglass
reinforced panels used in commercial, industrial
and residential applications.
 12% Subordinated Note due 2004                         $    2,281,400     12/14/95       2,418,284   1,864,481    2,227,331
 Limited Partnership Interests of KS Holdings,
 L.P. (B)                                                   7,186 uts.     12/14/95         538,950     678,741      538,950
 Warrant, exercisable until 2004, to purchase               5,449 uts.     12/14/95           5,449     479,094        2,724
 Limited Partnership Interests of KS Holdings,
 L.P. at $.01 per unit (B)                                                                ----------  ----------   ----------
                                                                                          2,962,683   3,022,316    2,769,005
                                                                                         ----------  ----------   ----------
Star International Holdings, Inc.
A manufacturer of commercial cooking appliances.
 9.65% Senior Secured Note due 2004                     $    1,531,343      5/27/94       1,531,343   1,531,343    1,535,631
 10.5% Subordinated Note due 2004                       $      716,418      5/27/94         716,418     716,418      704,812
 Common Stock (B)                                           4,310 shs.      5/27/94         259,735     259,735       80,981
 Warrant, exercisable until 2004, to purchase               3,224 shs.      5/27/94              32          --       60,547
 common stock at $.01 per share (B)                                                      ----------  ----------   ----------
                                                                                          2,507,528   2,507,496    2,381,971
                                                                                         ----------  ----------   ----------
Supreme Industries, Inc. -- A.S.E.
A manufacturer of modular homes and truck bodies.
 Common Stock (B)                                         529,874 shs.           *        1,211,985   1,248,343    4,411,205
 Common Stock of Contempri Homes, Inc. (B)                256,516 shs.     12/31/92           7,040       4,952          128
 Common Stock of TGC Industries, Inc. (B)                  19,082 shs.      9/30/86           9,497       9,497       19,674
                                                                                         ----------  ----------   ----------
                                                                                          1,228,522   1,262,792    4,431,007
                                                                                         ----------  ----------   ----------

*5/23/79, 12/15/95 and 6/9/96.
--------------------------------------------------------------------------------

September 30, 1997
(Unaudited)


                                                          Shares, Units,
                                                           Warrants or                    Fair Value                     Fair Value
                                                            Principal     Acquisition   at Acquisition       Cost        at 9/30/97
Corporate Restricted Securities:  (A) (Continued)            Amount           Date           Date          (Note 2B)      (Note 2A)
                                                          --------------  -----------   --------------    ----------     ----------
Swing N'Slide Corporation -- A.S.E.
A manufacturer and distributor of home playground
equipment and accessories.
 12% Subordinated Note due 2005                           $  3,125,000       3/13/97    $  2,585,000    $  2,469,714   $  2,733,438
 Limited Partnership Interests of Green Grass              81,548 uts.       3/13/97         293,573         447,500        293,573
 Capital II, LLC (B)
 Warrant, exercisable until 2005, to purchase             148,044 uts.       3/13/97         531,774         680,722        531,774
 Limited Partnership Interests of Green Grass
 Capital II, LLC at $.01 per unit (B)
                                                                                        ------------    ------------   ------------
                                                                                           3,410,347       3,597,936      3,558,785
                                                                                        ------------    ------------   ------------
TACC International Corporation
A leading domestic manufacturer of adhesives and
sealants in the building and construction industries.
 12.5% Subordinated Note due 2005                         $  1,750,000        8/8/97       1,699,075       1,706,542      1,714,300
 8% Convertible Redeemable Preferred Stock                  8,244 shs.        8/8/97       1,695,225       1,750,000      1,716,050
 Warrant, exercisable until 2005, to purchase               1,560 shs.        8/8/97              16          43,898             16
 common stock at $.01 per share (B)
                                                                                        ------------    ------------   ------------
                                                                                           3,394,316       3,500,440      3,430,366
                                                                                        ------------    ------------   ------------
Tidewater Holdings, Inc.
An operator of a barge transportation line on the
Columbia/Snake River system.
 12.5% Senior Subordinated Note due 2006                  $  2,380,000        7/25/96      2,388,092       2,334,464      2,482,102
 Convertible Preferred Stock, convertible into              1,120 shs.        7/25/96      1,008,000       1,120,000      1,008,000
 common stock at $1,000 per share (B)
 Warrant, exercisable until 2008, to purchase                 474 shs.        7/25/96             43          48,216             43
 common stock at $.01 per share (B)
                                                                                        ------------    ------------   ------------
                                                                                           3,396,135       3,502,680      3,490,145
                                                                                        ------------    ------------   ------------
TransMontaigne Oil Company -- A.S.E.
An independent petroleum products marketing
company.
 12.75% Senior Subordinated Debenture                     $  1,200,000        3/28/91      1,274,280       1,182,028      1,274,520
 due 2000
 Common Stock (B)                                         258,720 shs.              *        400,000         798,595      3,829,056
 Warrant, exercisable until 2001, to purchase              74,606 shs.        3/28/91          7,461          42,000        889,304
 common stock at $3.60 per share (B)
                                                                                        ------------    ------------   ------------
                                                                                           1,681,741       2,022,623      5,992,880
                                                                                        ------------    ------------   ------------

Trend Plastics, Inc.
A manufacturer and assembler of plastic injection
molded parts.
 12% Subordinated Note due 2005                           $  2,513,500        3/21/97      2,592,675       2,510,371      2,665,567
 Limited Partnership Interests of Riverside V               2,183 uts.        3/21/97        267,065         295,664        267,065
 Holding Company L.P.
 Limited Partnership Interests of Riverside V-A             4,670 uts.        3/21/97        605,024         632,619        605,023
 Holding Company L.P.
 Warrant, exercisable until 2005, to purchase               3,129 uts.        3/21/97          3,129           3,129          3,129
 Limited Partnership Interests at $.01 per unit (B)
                                                                                        ------------    ------------   ------------
                                                                                           3,467,893       3,441,783      3,540,784
                                                                                        ------------    ------------   ------------
Truseal Technologies, Inc.
A manufacturer of sealant systems for the North
American window and door market.
 12.25% Senior Subordinated Note due 2006                 $  2,675,000        6/23/97      2,733,315       2,303,772      2,766,752
 Limited Partnership Interests (B)                          8,246 uts.        6/17/97        742,140         824,600        742,140
 Warrant, exercisable until 2006, to purchase               1,258 uts.        6/23/97             13         376,932             13
 Limited Partnership Interests at $.01 per unit (B)
                                                                                        ------------    ------------   ------------
                                                                                           3,475,468       3,505,304      3,508,905
                                                                                        ------------    ------------   ------------


*3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.

--------------------------------------------------------------------------------
14

September 30, 1997
(Unaudited)


                                                          Shares, Units,
                                                           Warrants or                    Fair Value                     Fair Value
                                                            Principal     Acquisition   at Acquisition       Cost        at 9/30/97
Corporate Restricted Securities:  (A) (Continued)            Amount           Date           Date          (Note 2B)      (Note 2A)
                                                          --------------  -----------   --------------    ----------     ----------
U.S. Netting, Inc.
A manufacturer of plastic netting for a wide variety
of industries.
 11% Senior Secured Note due 2005                         $  1,583,548       5/3/95     $  1,751,087     $  1,583,548   $  1,724,800
 12% Subordinated Note due 2005                           $    652,050       5/3/95          733,622          621,172        748,488
 Common Stock (B)                                           4,911 shs.       5/3/95          162,652          391,230         32,295
 Warrant, exercisable until 2005, to purchase               2,795 shs.       5/3/95           92,549           35,923         18,358
 common stock at $.01 per share (B)
                                                                                        ------------     ------------   ------------
                                                                                           2,739,910        2,631,873      2,523,941
                                                                                        ------------     ------------   ------------

U.S. Silica Company
A producer of high grade industrial and specialty
ground silica sands in North America.
 15% Senior Subordinated Notes due 2005                   $  2,368,475            *        2,515,060        2,368,345      2,552,742
 Redeemable Preferred Stock Series A (B)                   42,001 shs.     12/19/96          291,673          388,898        291,655
 Convertible Preferred Stock Series B,                     84,002 shs.     12/19/96          583,352          777,802        583,310
 convertible into Series B common stock at
 $9.26 per share (B)
 Warrant, exercisable until 2005, to purchase               6,481 uts.     12/19/96           12,963              130          6,481
 Series A Preferred Stock and Series B
 Preferred Stock at $.01 per unit (B)
                                                                                        ------------     ------------   ------------
                                                                                           3,403,048        3,535,175      3,434,188
                                                                                        ------------     ------------   ------------

Unidata, Inc.
A manufacturer and distributor of database
management software.
 11.5% Senior Subordinated Note due 2003                  $  2,500,000     12/14/95        2,538,500        2,407,302      2,363,750
 Common Stock (B)                                         125,000 shs.     12/14/95          375,000          500,000        375,000
 Warrant, exercisable until 2003, to purchase              62,500 shs.     12/14/95              625          124,250            625
 common stock at $1 per share (B)
                                                                                        ------------     ------------   ------------
                                                                                           2,914,125        3,031,552      2,739,375
                                                                                        ------------     ------------   ------------

Unipac Corporation
A manufacturer of laminated materials which are
used to seal a variety of packaging containers.
 Senior Secured Floating Rate Note due 2002               $    394,219       2/9/96          390,040          394,219        394,219
 12% Senior Secured Note due 2004                         $    243,750       2/9/96          246,870          221,498        261,788
 Acquisition Line of Credit due 2002                      $    712,500      9/30/96          712,500          712,500        712,500
 Limited Partnership Interests of Riverside II                123 uts.           **          112,737          217,232        325,241
 Holding Company L.P. (B)
 Warrant, exercisable from 2000 until 2004,                    41 uts.       2/9/96                4           40,312        109,395
 to purchase Limited Partnership Interests of
 Riverside II Holding Company L.P. at $.01
 per unit
                                                                                        ------------     ------------   ------------
                                                                                           1,462,151        1,585,761      1,803,143
                                                                                        ------------     ------------   ------------
Victory Ventures,  LLC
Acquires controlling or substantial interests in other
entities.
 Series A Preferred Units (B)                              11,270 uts.      12/2/96           12,700           63,496        107,061
                                                                                        ------------     ------------   ------------

  SubTotal Corporate Restricted Securities                                              $134,323,836      137,195,568    150,308,348
                                                                                        ============     ------------   ------------


 * 12/19/96 and 2/15/97.
** 2/9/96 and 9/25/96.

--------------------------------------------------------------------------------

Schedule of Investments                           MassMutual Corporate Investors

September 30, 1997
(Unaudited)


                                                                   Shares or                           Market Value
                                    Interest          Due          Principal            Cost            at 9/30/97
Rule 144A Securities:  (A)            Rate            Date          Amount            (Note 2B)          (Note 2A)
                                  -------------   -------------  -------------      -------------      -------------
Bonds -- 7.73%
 Amtran, Inc.                        10.500%         08/01/04    $    600,000       $     600,000      $     612,000
 Anchor Advanced Products            11.750          04/01/04         410,000             413,000            436,650
 Atlantic Coast Airlines Inc.         8.750          01/01/07         600,000             600,000            606,000
 Atlantic Express                    10.750          02/01/04         950,000             964,000          1,007,000
 Aurora Foods, Inc.                   9.875          02/15/07         900,000             922,500            927,000
 Doskocil Manufacturing Co., Inc.    10.125          09/15/07         125,000             125,000            128,750
 I C N Pharmaceuticals, Inc.          9.250          08/15/05         400,000             400,000            417,000
 Integrated Health Services           9.250          01/15/08         850,000             850,000            862,750
 International Wire Group            11.750          06/01/05         550,000             598,125            602,250
 ITT Publicmedia BV                   9.375          09/15/07         490,000             496,388            509,600
 Jordan Industries, Inc.             10.375          08/01/07         500,000             500,000            515,000
 Jordan Telecom Products              9.875          08/01/07       1,150,000           1,139,907          1,181,625
 L-3 Corporation                     10.375          05/01/07         450,000             450,000            487,125
 McLeodUSA Incorporated               9.250          07/15/07         350,000             350,000            374,500
 Neenah Corporation                  11.125          05/01/07         300,000             300,000            326,250
 Nortek, Inc.                         9.125          09/01/07         500,000             495,960            505,000
 Southern Foods                       9.875          09/01/07         500,000             500,000            517,500
 Sovereign Speciality Chemicals       9.500          08/01/07         200,000             200,000            204,000
 Speedway Motorsports, Inc.           8.500          08/15/07         275,000             274,252            277,062
 Telex Communications, Inc.          10.500          05/01/07       1,150,000           1,162,938          1,175,875
 Therma-Wave, Inc.                   10.625          05/15/04         450,000             457,500            482,625
 Tjiwi Kima Fin Mauritius LTD        10.000          08/01/04         500,000             497,275            490,625
 United Refining Company             10.750          06/15/07       1,750,000           1,750,000          1,802,500
 Von Hoffman Press, Inc.             10.375          05/15/07         380,000             382,362            402,800
 W R Carpenter North America         10.625          06/15/07         625,000             631,917            634,375
 Wavetek Corporation                 10.125          06/15/07         130,000             130,000            135,200
 Williams Scotsman, Inc.              9.875          06/01/07         500,000             500,000            505,000
                                                                 ------------         -----------        -----------

    Sub-Total Rule 144A Bonds                                    $ 15,585,000          15,691,124         16,126,062
                                                                 ============         -----------        -----------
Convertible Bonds -- 5.16%
 Continental Airlines, Inc.           6.750          04/15/06    $    600,000             557,250            853,500
 Costco Companies, Inc.               0.000          08/19/17         600,000             300,984            321,000
 CUC International, Inc.              3.000          02/15/02       1,200,000           1,200,000          1,396,500
 Cymer Inc.                           3.500          08/06/04         375,000             377,500            341,250
 Garnet Resources Corporation         9.500          12/21/98         500,000             500,000            202,500
 Grand Metropolitan PLC               6.500          01/31/00         400,000             400,000            570,000
 Halter Marine                        4.500          09/15/04         300,000             300,000            352,500
 Interpublic Group Company            1.800          09/16/04         400,000             320,428            331,000
 Key Energy Group                     5.000          09/15/04       1,000,000           1,000,000          1,017,500
 Level One Communications, Inc.       4.000          09/01/04         400,000             400,000            466,000
 Molten Metal Technology              5.500          05/01/06       1,150,000           1,079,062            471,500
 Roche Holdings, Inc.                 0.000          05/06/12       3,350,000           1,340,424          1,474,000
 Scholastic Corp.                     5.000          08/15/05         650,000             528,125            585,000
 Smartalk Teleservices                5.750          09/15/04         600,000             600,000            654,000
 Tel-Save                             4.500          09/15/02       1,000,000           1,000,000          1,150,000
 Thermo Electron Corporation          4.250          01/01/03         250,000             250,000            291,875
 Tower Automotive, Inc.               5.000          08/01/04         275,000             275,000            292,188
                                                                 ------------         -----------        -----------

   Sub-Total Rule 144A Convertible Bonds                         $ 13,050,000          10,428,773         10,770,313
                                                                 ============         -----------        -----------
Convertible Preferred Stock -- 1.25%
 D T Industries                                                        40,000           2,000,000          2,200,000
 Qualcomm Financial Trust                                               7,720             386,000            412,055
                                                                                      -----------        -----------

   Sub-Total Rule 144A Convertible Preferred Stock                                      2,386,000          2,612,055
                                                                                      -----------        -----------

--------------------------------------------------------------------------------
16

Schedule of Investments                           MassMutual Corporate Investors

September 30, 1997
(Unaudited)


                                                                                   Shares or                           Market Value
                                                    Interest          Due          Principal            Cost            at 9/30/97
Rule 144A Securities:  (A) (Continued)                Rate            Date          Amount            (Note 2B)          (Note 2A)
                                                  -------------   -------------  -------------      -------------      -------------

Preferred Stock -- .03%
 Jordan Telecom Products                                                                   700       $     70,000       $     71,050
 Time Warner, Inc.                                                                           1                 --              1,140
                                                                                                     ------------       ------------

   Sub-Total Rule 144A Preferred Stock                                                                     70,000             72,190
                                                                                                     ------------       ------------

Total Rule 144A Securities                                                                             28,575,897         29,580,620
                                                                                                     ------------       ------------

Total Corporate Restricted Securities                                                                 165,771,465        179,888,968
                                                                                                     ------------       ------------


Corporate Public Securities:

Bonds -- 11.08%
 Aearo Company                                     12.500%           07/15/05    $   1,000,000          1,000,000          1,102,500
 Amphenol Corporation                               9.875            05/15/07          400,000            400,000            416,000
 Atlas Air, Inc.                                   12.250            12/01/02        1,500,000          1,500,000          1,687,500
 Callon Petroleum Company                          10.125            09/15/02          500,000            497,120            500,000
 Central Rents, Inc.                               12.875            12/15/03        1,630,000          1,530,600          1,654,450
 CFP Holdings                                      11.625            01/15/04          200,000            200,000            200,000
 Chesapeake Energy Corporation                      8.500            03/15/12          500,000            459,812            486,250
 Continental Airlines, Inc.                         9.500            12/15/01          750,000            750,000            791,250
 Data Documents, Inc.                              13.500            07/15/02        3,028,000          3,033,290          3,421,640
 Dawson Production Services                         9.375            02/01/07          850,000            867,938            886,125
 Decisionone Corporation                            9.750            08/01/07          175,000            175,000            182,875
 Decorative Home Accents, Inc.                     13.000            06/30/02          700,000            700,000            315,000
 Florist Transworld Delivery, Inc.                 14.000            12/15/01        1,475,000          1,455,891          1,622,500
 Great American Cookie Co.                         10.875            01/15/01        1,210,000          1,187,250          1,234,200
 Hosiery Corporation of America                    13.750            08/01/02        1,000,000            987,800          1,080,000
 Indah Kiat International Corporation              11.875            06/15/02        1,000,000          1,000,000          1,082,500
 International Wire Group, Inc.                    11.750            06/01/05          750,000            750,000            821,250
 Ivex Packaging Corporation                        12.500            12/15/02          250,000            266,562            268,750
 Key Plastics, Inc.                                14.000            11/15/99          750,000            760,462            845,925
 Northwest Airlines Corp.                          10.150            01/02/05          609,694            609,696            651,019
 Northwest Airlines Corp.                          12.092            12/31/00          384,761            399,190            397,266
 Parker Drilling Corporation                        9.750            11/15/06          750,000            744,112            798,750
 Pierce Leahy Corp.                                 9.125            07/15/07          175,000            175,000            183,312
 Remington Products Company                        11.000            05/15/06          600,000            595,506            504,000
 Spinnaker Industries                              10.750            10/15/06          250,000            252,812            255,000
 Sun Media Corporation                              9.500            05/15/07          100,000             99,206            100,000
 Sun Media Corporation                              9.500            02/15/07          575,000            586,188            575,000
 Trans-Resources, Inc.                             11.875            07/01/02        1,000,000          1,032,500          1,065,000
                                                                                 -------------      -------------      -------------
 Total Bonds                                                                     $  22,112,455         22,015,935         23,128,062
                                                                                 =============      -------------      -------------

Common Stock -- 6.54%
 4Health Inc. (B)                                                                       27,000            151,000            129,924
 American Country Holdings Inc. (B)                                                    405,590            760,889            887,025
 Atlas Air, Inc. (B)                                                                     5,800            117,450            162,760
 Avis Rent A Car, Inc. (B)                                                               3,850             65,450             91,919
 Bell & Howell Company (B)                                                              14,533            416,007            471,407
 Benson Petroleum, LTD. (B)                                                            200,000            154,408            253,400
 Central Rents, Inc.                                                                     1,880             67,856             94,000
 Chesapeake Energy Corporation                                                          35,000          1,176,875            398,125
 Collins & Aikman Corporation (B)                                                       40,200            240,834            442,200
 Complete Business Solutions (B)                                                        11,666            329,564            332,481
 Correctional Services, Inc. (B)                                                         9,553             53,206            143,295
 Data Documents, Inc. (B)                                                               21,994                 34            464,623

--------------------------------------------------------------------------------

September 30, 1997
(Unaudited)

                                                                    Shares,
                                              Yield/              Warrants or                 Market Value
                                             Interest     Due      Principal       Cost        at 9/30/97
Corporate Public Securities:  (Continued)      Rate       Date      Amount      (Note 2B)      (Note 2A)
                                             --------    ------   -----------  ------------  -------------
Common Stock (Continued)
Dawson Production Services (B)                                         45,242  $    570,064   $    955,737
Edutrek International (B)                                               1,750        24,500         46,594
Florida Panthers Holdings, Inc. (B)                                    28,002       539,038        659,783
Florist Transworld Delivery, Inc. (B)                                  14,686        41,258        117,488
GTech Holdings Corporation (B)                                         24,500       704,375        837,582
Gulf Canada Resources, Ltd. (B)                                        58,350       459,506        532,444
Gulf Indonesia Resources, Ltd. (B)                                      7,000       136,500        155,750
Hosiery Corporation of America (B)                                      1,000            --         70,000
J. D. Edwards & Company                                                 3,500        80,500        117,250
LCS Industries, Inc.                                                   35,000       546,831        665,000
Marker International (B)                                               70,000       437,500        367,500
Mediq Incorporated (B)                                                150,000       574,147      1,265,550
Network Solutions, Inc. (B)                                             1,750        31,500         38,062
NextLink Communications, Inc. (B)                                      16,100       273,700        386,400
Red Roof Inns, Inc. (B)                                                45,200       640,992        858,800
Republic Industries, Inc. (B)                                          35,000       859,688      1,152,795
Staffing Resources, Inc. (B)                                          105,000       577,500        840,000
Startek, Inc. (B)                                                      52,500       820,225        712,005
                                                                               ------------  -------------
Total Common Stock                                                             $ 10,851,397     13,649,899
                                                                               ------------  -------------
Convertible Bonds -- 4.11%
Continental Airlines                            6.750%  04/15/06      400,000       371,000        569,000
Dura Pharmaceuticals                            3.500   07/15/02      850,000       857,031        901,000
Hilton Hotels                                   5.000   05/15/06    1,385,000     1,385,000      1,641,225
Home Depot, Inc.                                3.250   10/01/01      675,000       669,312        825,188
Kent Electronics                                4.500   09/01/04      300,000       300,000        300,750
Loews Corp.                                     3.125   09/15/07    1,500,000     1,500,000      1,563,750
Reptron Electronics Inc.                        6.750   08/01/04      200,000       200,000        190,000
Savoy Pictures Entertainment                    7.000   07/01/03    1,250,000     1,287,500      1,087,500
US Filter Corporation                           4.500   12/15/01      800,000       800,000        968,000
USA Waste Services, Inc.                        4.000   02/01/02      475,000       475,000        522,500
                                                                  -----------  ------------  -------------
Total Convertible Bonds                                            $7,835,000     7,844,843      8,568,913
                                                                  ===========  ------------  -------------
Convertible Preferred Stock -- .12%
  Sinclair Broadcasting Group, Inc. (B)                                 4,750       237,500        253,531
                                                                               ------------  -------------
  Total Convertible Preferred Stock                                                 237,500        253,531
                                                                               ------------  -------------
Warrants -- .17%
  American Country Holdings, Inc. (B)                                 183,117        45,779        366,234
                                                                               ------------  -------------
  Total Warrants                                                                     45,779        366,234
                                                                               ------------  -------------
  Total Corporate Public Securities                                              40,995,454     45,966,639
                                                                               ------------  -------------
Total Investments - 108.22%                                                    $206,766,919    225,855,607
                                                                               ============  -------------
  Other Assets - 3.76                                                                            7,848,428
  Liabilities - (11.98)                                                                        (25,012,663)
                -------                                                                      -------------
Total Net Assets - 100.00%                                                                    $208,691,372
                   ======                                                                    =============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B)  Non-income producing security.
--------------------------------------------------------------------------------
18

September 30, 1997
(Unaudited)

                            INDUSTRY CLASSIFICATION

                                                                    Fair Value
                                                                    at 9/30/97
Corporate Restricted Securities:                                    (Note 2A)
                                                                    ---------
ADVERTISING -- .58%
Ammirati & Puris, Inc.                                             $ 1,212,867
                                                                   -----------
AUTO PARTS -- .14%
Tower Automotive, Inc.                                                 292,188
                                                                   -----------
BEVERAGES -- 1.80%
Associated Vintage Group, Inc.                                       3,582,526
Delta Beverage Group, Inc.                                             181,486
                                                                   -----------
                                                                     3,764,012
                                                                   -----------
BUILDING MATERIALS -- 3.50%
Highland Homes Holdings, Inc.                                        2,366,293
Nortek, Inc.                                                           505,000
Supreme Industries, Inc.                                             4,431,007
                                                                   -----------
                                                                     7,302,300
                                                                   -----------
CHEMICAL -- 3.50%
AccTech, LLC                                                         3,669,566
Sovereign Speciality Chemicals                                         204,000
TACC International Corporation                                       3,430,366
                                                                   -----------
                                                                     7,303,932
                                                                   -----------
COMMUNICATIONS -- 3.55%
Classic Sports, Inc.                                                   918,327
Jordan Industries, Inc.                                                515,000
Jordan Telecom Products                                              1,252,675
Latin Communications Group                                             884,380
Level One Communications, Inc.                                         466,000
McLeod USA Incorporated                                                374,500
Smartalk Teleservices                                                  654,000
Tel-Save                                                             1,150,000
Telex Communications, Inc.                                           1,175,875
Time Warner, Inc.                                                        1,140
                                                                   -----------
                                                                     7,391,897
                                                                   -----------
ELECTRICAL EQUIPMENT/ELECTRONICS -- 7.79%
Catalina Lighting, Inc.                                              1,378,500
Control Devices, Inc.                                                2,351,704
Exide Electronics Group, Inc.                                        1,959,387
Intermetrics, Inc.                                                   2,412,457
International Wire Group                                               602,250
Mercury Computer Systems, Inc.                                       1,512,000
Nu Horizons Electronics Corp.                                        1,502,296
Precision Dynamics, Inc.                                             4,250,545
Thermo Electron Corporation                                            291,875
                                                                   -----------
                                                                    16,261,014
                                                                   -----------
HEALTH CARE -- 2.02%
D&K Healthcare Resources, Inc.                                       2,318,846
I C N Pharmaceuticals, Inc.                                            417,000
Roche Holdings, Inc.                                                 1,474,000
                                                                   -----------
                                                                     4,209,846
                                                                   -----------
MANUFACTURING - INDUSTRIAL AND CONSUMER PRODUCTS - 28.50%
C&K Manufacturing and Sales Company                                  3,588,532
Consumer Product Enterprises, Inc.                                   2,295,225
CUC International, Inc.                                              1,396,500
Cymer Inc.                                                             341,250
Doskocil Manufacturing Co., Inc.                                       128,750
Elgin National Industries, Inc.                                      2,421,271
Fleming Acquisition Corporation                                         35,522
Golden Bear Acquisition Corp.                                        3,524,470
Hartzell Manufacturing, Inc.                                         3,347,079
Hein-Werner Corp.                                                       64,252
Hudson River Capital, LLC                                              842,939
Hussey Seating Company                                               3,371,066
Jackson Products, Inc.                                               2,893,044
Kappler Safety Group, Inc.                                           3,460,237
Maxtec International Corp.                                             670,671
PAR Acquisition Corp.                                                1,169,083
Plastipak Packaging, Inc.                                            3,567,095
Sequentia, Inc.                                                      2,769,005
Star International Holdings, Inc.                                    2,381,971
Swing N'Slide Corporation                                            3,558,785
Trend Plastics, Inc.                                                 3,540,784
Truseal Technologies, Inc.                                           3,508,905
U.S. Netting, Inc.                                                   2,523,941
U.S. Silica Company                                                  3,434,188
Unidata, Inc.                                                        2,739,375
Unipac Corporation                                                   1,803,143
Victory Ventures,  LLC                                                 107,061
                                                                   -----------
                                                                    59,484,144
                                                                   -----------
METAL FABRICATING -- .23%
Molten Metal Technology                                                471,500
                                                                   -----------
MISCELLANEOUS -- 12.07%
Anchor Advanced Products                                               436,650
Aurora Foods, Inc.                                                     927,000
D T Industries                                                       2,200,000
Eagle Pacific Industries, Inc.                                       3,401,640
Halter Marine                                                          352,500
Key Energy Group                                                     1,017,500

--------------------------------------------------------------------------------

September 30, 1997
(Unaudited)

                      INDUSTRY CLASSIFICATION (Continued)

                                                                    Fair Value
                                                                    at 9/30/97
Corporate Restricted Securities: (Continued)                        (Note 2A)
                                                                    ---------
MISCELLANEOUS (Continued)
L-3 Corporation                                                    $   487,125
Lloyd's Barbecue Company                                             3,463,694
N2K, Inc.                                                              997,711
Neenah Corporation                                                     326,250
NM Holdings LLC                                                      2,016,884
Process Chemicals, LLC                                               1,951,223
Protein Genetics, Inc.                                               1,957,472
Qualcomm Financial Trust                                               412,055
Southern Foods                                                         517,500
Speedway Motorsports, Inc.                                             277,062
ThermaWave, Inc.                                                       482,625
Tjiwi Kima Fin Mauritius LTD                                           490,625
United Refining Company                                              1,802,500
Von Hoffman Press, Inc.                                                402,800
W R Carpenter North America                                            634,375
Wavetek Corporation                                                    135,200
Williams Scotsman, Inc.                                                505,000
                                                                   -----------
                                                                    25,195,391
                                                                   -----------
OIL AND GAS SERVICE -- 8.18%
American Exploration Company                                         3,696,552
BP Prudhoe Bay Royalty Trust                                           472,876
Garnet Resources Corporation                                           202,500
Hardy Oil & Gas USA, Inc.                                            3,598,645
Maloney Industries, Inc.                                             3,106,015
TransMontaigne Oil Company                                           5,992,880
                                                                   -----------
                                                                    17,069,468
                                                                   -----------
PUBLISHING -- .28%
Scholastic Corp.                                                       585,000
                                                                   -----------
RECREATIONAL SUPPLIES/EQUIPMENT -- .30%
Coast Distribution System, The                                         632,907
                                                                   -----------
RETAILING -- 4.38%
Cains Foods, L.P.                                                    2,950,083
Costco Companies, Inc.                                                 321,000
Grand Metropolitan PLC                                                 570,000
Pharmaceutical Buyers Inc.                                           1,282,963
Rent-Way, Inc.                                                       4,021,260
                                                                   -----------
                                                                     9,145,306
                                                                   -----------
SERVICES -- 9.38%
Amtran, Inc.                                                           612,000
Atlantic Coast Airlines Inc.                                           606,000
Atlantic Express                                                     1,007,000
Budget Group, The                                                    3,083,600
Continental Airlines, Inc.                                             853,500
Diversco, Inc.                                                       3,283,452
Integrated Health Services                                             862,750
Interpublic Group Company                                              331,000
ITT Publicmedia BV                                                     509,600
Piedmont Holding, Inc.                                               2,689,374
RailTex, Inc.                                                        2,238,775
Tidewater Holdings, Inc.                                             3,490,145
                                                                   -----------
                                                                    19,567,196
                                                                   -----------
Total Corporate Restricted
Securities -- 86.20%                                              $179,888,968
                                                                   ===========

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20

Notes to Financial Statements                     MassMutual Corporate Investors

(Unaudited)

1. History

   MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified investment company. Massachusetts Mutual Life Insurance Company ("MassMutual") acts as its investment adviser.

   The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust effective November 28, 1985.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. Valuation of Investments:

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trustees. Each restricted security is valued by the Trustees as of the time of the acquisition thereof and quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; any changes in the financial condition and prospects of the issuers; the existence of merger proposals or tender offers affecting the issuers; and in addition any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of MassMutual. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

--------------------------------------------------------------------------------

   The financial statements include restricted securities valued at $179,888,968 (86.20% of net assets) as of September 30, 1997 ($134,003,508 at September 30, 1996) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 1997, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at market and shortterm securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. Accounting for Investments:

   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

   C. Use of Estimates:

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. Federal Income Taxes:

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

3. Management Fee

   Under an investment services contract, MassMutual has agreed to invest for its general account concurrently with the Trust in each restricted security purchased by the Trust. MassMutual, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. MassMutual provides a continuing review of the investment operations of the Trust. MassMutual also provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

--------------------------------------------------------------------------------
22

   Under the investment services contract, as amended July 1, 1988, the Trust pays MassMutual a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1%, approximately equivalent to .25% on an annual basis.

   The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Corporate Bond Index over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarter ended September 30, 1997 was plus .0625%.

4. Note Payable

   On November 5, 1993, the Trust sold to MassMutual at par a $20,000,000 Senior Fixed Rate Convertible Note due November 15, 2000 (the "Note") which accrues at 5.33% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

5. Purchases and Sales of Investments

                                           For the        For the
                                         nine months    nine months
                                        ended 9/30/97  ended 9/30/96
                                        -------------  -------------

                                        Cost of Investments Acquired
                                        ----------------------------
   Corporate restricted securities       $ 73,951,448   $ 38,660,743
   Corporate public securities             30,043,849     49,501,455
   Short-term securities                  248,273,494    196,579,791
                                      Proceeds from Sales or Maturities
                                      ---------------------------------
   Corporate restricted securities       $ 57,469,085   $ 31,578,836
   Corporate public securities             55,356,234     59,421,711
   Short-term securities                  249,193,705    199,724,193

   The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of September 30, 1997. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of September 30, 1997 is $19,088,688 and consists of $31,627,158 appreciation and $12,538,470 depreciation.

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of September 30, 1996. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of September 30, 1996 was $10,557,243 and consisted of $25,707,402 appreciation and $15,150,159 depreciation.

--------------------------------------------------------------------------------

6. Quarterly Results of Investment Operations

                                                     Per                  Per
                                          Amount    Share     Amount     Share
                                        ---------- -------  ----------  -------
                                          March 31, 1997      March 31, 1996
                                        ------------------  -------------------
   Investment income                    $ 4,060,824         $ 3,739,245
   Net investment income                  3,057,559  $ .72    2,758,149   $ .65
   Net realized and unrealized gain
    (loss) on investments                 3,704,899    .87     (763,492)   (.18)
                                          June 30, 1997       June 30, 1996
                                        ------------------  -------------------
   Investment income                      4,141,453           3,735,914
   Net investment income                  3,066,951    .72    2,701,597     .64
   Net realized and unrealized gain
    on investments                       14,759,526   3.47    9,604,490    2.26
                                        September 30, 1997  September 30, 1996
                                        ------------------  -------------------
   Investment income                      4,509,234           4,098,479
   Net investment income                  3,378,460    .79    3,083,855     .72
   Net realized and unrealized gain
    on investments                       14,584,447   3.43    2,196,599     .51


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24